20. Income Taxes (Details - Loss before Provision) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
United States	$ (7,525)	$ (4,926)	$ (6,946)
Foreign	1,718	(10,130)	1,141
Loss from continuing operations before income taxes	$ (5,807)	$ (15,056)	$ (5,805)